Loans and asset quality - Nonperforming Assets (Details) - Domestic - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Impaired [Line Items]
With an allowance	$ 128	$ 219
Without an allowance	49	13
Total nonperforming loans	177	232
With an allowance, Other assets owned	0	0
Without an allowance, Other assets owned	2	5
Other assets owned	2	5
With an allowance, Total nonperforming assets	128	219
Without an allowance, Total nonperforming assets	51	18
Total nonperforming assets	179	237
Other residential mortgages
Financing Receivable, Impaired [Line Items]
With an allowance	18	23
Without an allowance	1	1
Total nonperforming loans	19	24
Wealth management mortgages
Financing Receivable, Impaired [Line Items]
With an allowance	6	7
Without an allowance	9	12
Total nonperforming loans	15	19
Commercial real estate
Financing Receivable, Impaired [Line Items]
With an allowance	104	189
Without an allowance	39	0
Total nonperforming loans	$ 143	$ 189